Note 13 - Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Note 13 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 210,000	$ 257,000	$ 406,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet	234,000
MinimumAgeRequiredToBeEligibleToParticipateInEmployeeStockOptionOptionPlan	18 years
Defined Contribution Plan, Cost Recognized	100,000	200,000	200,000
Employee Stock Ownership Plan Esop Debt Structure Direct Original Loan Amount	6,100,000
Employee Stock Ownership Plan Esop Shares Purchased (in Shares)	912,866
Employee Stock Ownership Plan Esop Debt Structure Indirect Original Loan Amount	1,500,000
Employee Stock Ownership Plan Esop Additional Shares Purchased (in Shares)	76,933
Employee Stock Ownership Plan Esop Interest Rate on Loan		7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	500,000	500,000	500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	300,000	200,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Minimum Duration of Working Hours Required to be Eligible to Participate in Employee Stock Option Option Plan	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 17.39
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	96,405
Share Available for Grant Ratio for Restricted Stock	1.2
Pentegra DB Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	200,000			136,500,000	196,500,000	299,700,000
Defined Benefit Plan, Fair Value of Plan Assets	0.9798	0.8951	0.9577
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Contribution Plan Employer Contribution Percent of Annual Salary of Employee	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 17,500	$ 17,500	$ 17,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	25.00%
Maximum Contribution Percent By Participant	8.00%
Two Thousand One Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	15,000
Share Based Compensation Arrangement by Share Based Payment Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 30.00	$ 28.21	$ 28.21				$ 20.07
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	0	0	0				0
Two Thousand Nine Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77				$ 4.77
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	96,405	121,053	121,965				70,821	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)	15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 4.77